SHARE CAPITAL - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Aug. 31, 2022 Share $ / shares	Aug. 31, 2021 Share $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | Share	3,808,521	3,182,500
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 3.96	$ 2.2
Number of share options granted in share-based payment arrangement | Share	1,273,000	1,596,500
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 2.36	$ 6.41
Number of share options forfeited in share-based payment arrangement | Share		(126,936)
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares		$ 2.27
Number of share options expired in share-based payment arrangement | Share	(1,256,517)
Weighted average exercise price of share options expired in share-based payment arrangement | $ / shares	$ 4.08
Number of share options exercised in share-based payment arrangement | Share	(158,333)	(843,543)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 1.86	$ 2.21
Number of share options outstanding in share-based payment arrangement at end of period | Share	3,666,671	3,808,521
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 3.45	$ 3.96